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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number  811-22005

Evergreen Global Dividend Opportunity Fund
_____________________________________________________

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116
_____________________________________________________

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116
_____________________________________________________

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end: October 31

Date of reporting period: April 30, 2008

Item 1 - Reports to Stockholders.

Evergreen Global Dividend Opportunity Fund

table of contents
1	LETTER TO SHAREHOLDERS
4	FINANCIAL HIGHLIGHTS
5	SCHEDULE OF INVESTMENTS
10	STATEMENT OF ASSETS AND LIABILITIES
11	STATEMENT OF OPERATIONS
12	STATEMENTS OF CHANGES IN NET ASSETS
13	NOTES TO FINANCIAL STATEMENTS
20	ADDITIONAL INFORMATION
21	AUTOMATIC DIVIDEND REINVESTMENT PLAN
24	TRUSTEES AND OFFICERS

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

LETTER TO SHAREHOLDERS

June 2008

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the semiannual report for Evergreen Global Dividend Opportunity Fund for the six-month period ended April 30, 2008 (the “six-month period”).

Foreign and domestic equity markets were roiled with uncertainties during most of the six-month period as investors worried about the potential contagious effects of weakness in the U.S. economy. Concerns that started with problems with subprime mortgages in the United States created volatility in markets around the globe. Major equity benchmarks suffered steep declines over the first five months of the six month period before rallying sharply in the final month. In fixed income markets, a credit crunch and liquidity crisis dominated markets, causing a general flight to quality over the first five months of the six-month period. Sovereign debt and other high-quality securities tended to perform well, while credit-sensitive sectors tended to fall. As in the equity markets, this pattern reversed itself in April 2008, as corporate bonds, asset backed securities and emerging market debt rallied following a series of actions by the U.S. Federal Reserve Board (the “Fed”) to stabilize the markets. Over the six month period, prices of gold, oil and other commodities surged while the U.S. dollar weakened further.

Although the U.S. economy slowed significantly in late 2007 and early 2008, foreign economies generally maintained their healthy growth trajectories, driven by the dynamic expansion of the emerging markets. The pace of growth, however,

LETTER TO SHAREHOLDERS continued

diverged among different regions and countries. Economies such as China, India and Brazil continued to grow explosively, helping drive growth in commodity-rich emerging markets. At the same time, problems in the American economy appeared to contribute to slowing growth in Europe, Japan and some other developed economies. Within the United States, Gross Domestic Product growth decelerated to a rate of 0.6% during the final quarter of 2007 and the first quarter of 2008. A buildup in inventories and export gains kept the economy from contracting during the first three months of 2008. To reinvigorate the economy and stimulate lending activity, the Fed became increasingly aggressive, taking a series of steps to pour liquidity into the financial system. Major foreign central banks also provided additional liquidity to the financial markets, but moved less aggressively than the Fed. Rising prices for oil, metals and agricultural commodities prompted monetary authorities to watch inflationary trends carefully.

During the six-month period, managers of Evergreen Global Dividend Opportunity Fund pursued a strategy seeking a high level of income as a primary objective, with a secondary objective of long-term capital growth. This closed-end fund sought investments in the stocks of domestic and foreign companies with either above-average dividend yields or the potential to increase their dividends. To add to the fund’s potential income, the fund also wrote call options on U.S. and foreign securities indexes.

We believe the experiences over the six-month period have underscored the value of a well-diversified, longterm investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

LETTER TO SHAREHOLDERS continued

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. From the Web site, you may also access details about daily fund prices, yields, dividend rates and fund facts about Evergreen closed-end funds. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer

Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the Financial Industry Regulatory Authority (FINRA).

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2008 (unaudited)	Year Ended October 31, 2007[1]

Net asset value, beginning of period	$19.83	$19.10[2]

Income from investment operations
Net investment income (loss)	0.65	1.31
Net realized and unrealized gains or losses on investments	(1.71)	0.46

Total from investment operations	(1.06)	1.77

Distributions from net investment income	(1.00)	(1.00)

Offering costs charged to capital	0	(0.04)

Net asset value, end of period	$17.77	$19.83

Market value, end of period	$16.49	$17.29

Total return based on market value[3]	0.96%	(8.66)%

Ratios and supplemental data
Net assets, end of period (thousands)	$868,144	$968,376
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.14%[4]	1.22%[4]
Expenses excluding waivers/reimbursements and expense reductions	1.14%[4]	1.22%[4]
Net investment income (loss)	7.09%[4]	11.79%[4]
Portfolio turnover rate	101%	102%

[1]	For the period from March 28, 2007 (commencement of operations), to October 31, 2007.
[2]	Initial public offering price of $20.00 per share less underwriting discount of $0.90 per share.
[3]

Total return is calculated assuming a purchase of common stock on the first day and a sale on the last day of the period reported. Dividends and distributions, if any, are assumed for the purposes of these calculations to be reinvested at prices obtained under the Fund’s Automatic Dividend Reinvestment Plan. Total return does not reflect brokerage commissions or sales charges.

[4]	Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

April 30, 2008 (unaudited)

	Country	Shares	Value

COMMON STOCKS 89.7%
CONSUMER DISCRETIONARY 0.9%
Media 0.9%
Vivendi	France	200,000	$8,116,110

ENERGY 4.4%
Oil, Gas & Consumable Fuels 4.4%
Copano Energy, LLC	United States	530,253	19,661,781
Genesis Energy, LP	United States	91,179	1,754,284
Southwestern Energy Co. *	United States	400,000	16,924,000

			38,340,065

FINANCIALS 11.6%
Commercial Banks 5.7%
Barclays plc	United Kingdom	100,000	905,400
HSBC Holdings plc – London Exchange	United Kingdom	100,000	1,744,358
Intesa Sanpaolo SpA *	Italy	3,500,000	24,802,467
Svenska Handelsbanken, Ser. A	Sweden	785,900	21,796,374

			49,248,599

Consumer Finance 2.0%
Visa, Inc., Class A *	United States	212,500	17,733,125

Insurance 3.4%
Allianz SE	Germany	75,000	15,285,418
Swiss Reinsurance Co.	Switzerland	175,000	14,527,287

			29,812,705

Real Estate Investment Trusts 0.5%
American Campus Communities, Inc.	United States	40,000	1,221,200
Medical Properties Trust, Inc.	United States	250,000	3,037,500

			4,258,700

INDUSTRIALS 2.7%
Machinery 2.1%
SKF AB, Class B	Sweden	1,000,000	18,322,951

Transportation Infrastructure 0.6%
Macquarie Infrastructure Co., LLC	United States	175,000	5,180,000

TELECOMMUNICATION SERVICES 16.1%
Diversified Telecommunication Services 10.9%
AT&T, Inc.	United States	138,908	5,377,129
FairPoint Communications, Inc.	United States	2,074	19,102
Shenandoah Telecommunications Co.	United States	190,699	2,585,878
Swisscom AG	Switzerland	68,000	24,173,712
Tele2 AB, Ser. B	Sweden	1,620,000	36,024,586
Telecom Italia SPA	Italy	7,923,000	12,986,584
TeliaSonera AB	Sweden	1,000,000	8,911,617
Verizon Communications, Inc.	United States	110,000	4,232,800

			94,311,408

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES continued
Wireless Telecommunication Services 5.2%
Rogers Communications, Inc., Class B	Canada	300,000	$13,386,000
Vodafone Group plc	United Kingdom	10,000,000	31,793,128

			45,179,128

UTILITIES 54.0%
Electric Utilities 29.5%
Allegheny Energy, Inc. * p	United States	129,500	6,967,100
Drax Group plc	United Kingdom	2	18
E.ON AG	Germany	125,000	25,432,890
Edison International	United States	100,000	5,217,000
El Paso Electric Co. *	United States	100,000	2,257,000
Enel SpA	Italy	2,168,750	23,597,368
Entergy Corp. p	United States	155,370	17,845,798
Exelon Corp. p	United States	350,000	29,918,000
FirstEnergy Corp. p	United States	580,130	43,881,033
Fortum Oyj	Finland	500,000	21,224,234
FPL Group, Inc.	United States	50,000	3,314,500
Maine & Maritimes Corp. *	United States	18,500	655,455
Portland General Electric Co.	United States	350,000	8,400,000
PPL Corp.	United States	78,400	3,764,768
Red Electrica de Espana SA	Spain	550,000	35,709,171
Scottish & Southern Energy plc	United Kingdom	400,000	11,043,303
TERNA SpA	Italy	1,000,000	4,420,743
Westar Energy, Inc.	United States	516,831	11,985,311

			255,633,692

Gas Utilities 4.8%
Enagas SA	Spain	1,375,000	41,736,324

Independent Power Producers & Energy
Traders 1.9%
Constellation Energy Group, Inc.	United States	192,344	16,281,920

Multi-Utilities 17.0%
Avista Corp.	United States	101,900	2,092,007
National Grid plc	United Kingdom	2,000,000	27,786,758
PG&E Corp.	United States	140,000	5,600,000
PNM Resources, Inc.	United States	221,900	3,215,331
Public Service Enterprise Group, Inc.	United States	346,523	15,215,825
RWE AG	Germany	275,000	31,651,116
SUEZ	France	875,000	61,972,118

			147,533,155

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Water Utilities 0.8%
American Water Works Co., Inc.	United States	275,000	$5,794,250
Pennichuck Corp.	United States	59,200	1,369,296

			7,163,546

Total Common Stocks (cost $ 738,262,528)			778,851,428

PREFERRED STOCKS 6.8%
FINANCIALS 3.0%
Capital Markets 0.9%
Credit Suisse Guernsey, 7.90%	United Kingdom	150,000	3,820,875
Merrill Lynch & Co., Inc., 8.625%	United States	150,000	3,796,875

			7,617,750

Commercial Banks 1.3%
Barclays plc, 8.125%	United Kingdom	100,000	2,535,000
SunTrust Capital IX, 7.875%	United States	140,000	3,487,400
Wells Fargo Capital XII, 7.875%	United States	200,000	5,190,000

			11,212,400

Real Estate Investment Trusts 0.8%
Thornburg Mortgage, Inc., 7.50%	United States	1,590,800	7,492,668

MATERIALS 0.2%
Chemicals 0.2%
E.I. DuPont de Nemours & Co., 4.50%	United States	22,700	1,852,887

UTILITIES 3.6%
Electric Utilities 3.5%
Carolina Power & Light Co., 5.00%	United States	2,000	179,875
Connecticut Light & Power Co., Ser. 1949, 2.20%	United States	36,625	1,465,000
Connecticut Light & Power Co., Ser. 1963, 4.50%	United States	21,124	872,026
Consolidated Edison, Inc., Ser. A, 5.00%	United States	61,450	5,542,790
Consolidated Edison, Inc., Ser. D, 4.65%	United States	62,505	5,107,834
Entergy Arkansas, Inc., 4.32%	United States	5,500	426,078
Entergy Arkansas, Inc., Ser. 1965, 4.56%	United States	3,240	264,870
Florida Power Corp., 4.60%	United States	10,900	893,460
Indianapolis Power & Light Co., 4.20%	United States	20,000	1,892,500
MidAmerican Energy Co., 4.35%	United States	13,017	971,394
Pacific Enterprises, 4.40%	United States	10,300	821,747
Pacific Gas & Electric Co., 4.80%	United States	185,600	3,795,520
Peco Energy Co., 4.68%	United States	7,240	617,572
South Carolina Electric & Gas Co., 5.00%	United States	2,000	90,500
Southern California Edison Co., 4.78%	United States	30,000	637,650
Southern California Edison Co., Ser. B, 4.08%	United States	2,200	40,260
Union Electric Co., 5.50%	United States	973	95,506
Union Electric Co., 7.64%	United States	21,350	2,176,366

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)

	Country	Shares	Value

PREFERRED STOCKS continued
UTILITIES continued
Electric Utilities continued
Xcel Energy, Inc., 3.60%	United States	6,000	$422,850
Xcel Energy, Inc., 4.16%	United States	35,180	2,883,001
Xcel Energy, Inc., 4.56%	United States	19,880	1,726,578

			30,923,377

Gas Utilities 0.1%
Public Service Electric & Gas Co., 5.28%	United States	5,900	555,190

Total Preferred Stocks (cost$ 90,569,018)			59,654,272

CLOSED-END MUTUAL FUND SHARES 0.1%
Tortoise Energy Capital Corp. (cost $700,700)	United States	22,000	556,600

SHORT-TERM INVESTMENTS 0.8%
MUTUAL FUND SHARES 0.8%
Evergreen Institutional Money Market Fund, Class I, 2.78% q ø p (cost $ 6,747,908)	United States	6,747,908	6,747,908

Total Investments (cost $836,280,154) 97.4%			845,810,208

SECURITIES SOLD SHORT (1.1%)
FINANCIALS (0.3%)
Consumer Finance (0.3%)
Capital One Financial Corp.	United States	(50,000)	(2,650,000)

UTILITIES (0.8%)
Electric Utilities (0.6%)
Progress Energy, Inc.	United States	(131,000)	(5,500,690)

Water Utilities (0.2%)
Pennon Group plc	United Kingdom	(50,000)	(629,714)
Severn Trent plc	United Kingdom	(25,000)	(724,419)

Total Securities Sold Short (proceeds $9,483,003)			(9,504,823)

Other Assets and Liabilities 3.7%			31,838,344

Net Assets 100.0%			$868,143,729

*	Non-income producing security
p	All or a portion of this security is pledged as collateral for written call options
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)

The following table shows the percent of total long-term investments by geographic location as of April 30, 2008:

United States	37.1%
Sweden	10.3%
United Kingdom	9.4%
Spain	9.3%
Germany	8.7%
France	8.4%
Italy	7.9%
Switzerland	4.7%
Finland	2.6%
Canada	1.6%

100.0%

The following table shows the percent of total long-term investments by industry as of April 30, 2008:

Electric Utilities	34.2%
Multi-Utilities	17.6%
Diversified Telecommunication Services	11.2%
Commercial Banks	7.2%
Wireless Telecommunication Services	5.4%
Gas Utilities	5.0%
Oil, Gas & Consumable Fuels	4.6%
Insurance	3.6%
Machinery	2.2%
Consumer Finance	2.1%
Independent Power Producers & Energy Traders	1.9%
Real Estate Investment Trusts	1.4%
Media	1.0%
Capital Markets	0.9%
Water Utilities	0.9%
Transportation Infrastructure	0.6%
Chemicals	0.2%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2008 (unaudited)

Assets
Investments in securities, at value (cost $829,532,246)	$839,062,300
Investments in affiliated money market fund, at value (cost $6,747,908)	6,747,908

Total investments	845,810,208
Deposits for securities sold short	9,779,837
Foreign currency, at value (cost $46,802,264)	46,678,599
Receivable for securities sold	36,051,222
Dividends receivable	6,642,966

Total assets	944,962,832

Liabilities
Payable for securities purchased	64,009,145
Written options, at value (premiums received $2,074,128)	1,656,075
Payable for securities sold short, at value (proceeds $9,483,003)	9,504,823
Dividends payable on securities sold short	249,621
Due to custodian bank	681,163
Advisory fee payable	22,389
Due to other related parties	1,178
Accrued expenses and other liabilities	694,709

Total liabilities	76,819,103

Net assets	$868,143,729

Net assets represented by
Paid-in capital	$930,831,262
Overdistributed net investment income	(1,763,193)
Accumulated net realized losses on investments	(70,851,075)
Net unrealized gains on investments	9,926,735

Total net assets	$868,143,729

Net asset value per share
Based on $868,143,729 divided by 48,844,844 common shares issued and outstanding (unlimited number of common shares authorized)	$17.77

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2008 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $2,721,863)	$35,926,660
Income from affiliate	899,405
Interest	3,854

Total investment income	36,829,919

Expenses
Advisory fee	4,253,722
Administrative services fee	223,880
Transfer agent fees	14,982
Trustees’ fees and expenses	9,877
Dividends on securities sold short	249,621
Printing and postage expenses	51,491
Custodian and accounting fees	220,324
Professional fees	34,603
Other	44,972

Total expenses	5,103,472
Less: Expense reductions	(1,189)

Net expenses	5,102,283

Net investment income	31,727,636

Net realized and unrealized gains or losses on investments
Net realized losses on:
Securities	(53,484,778)
Foreign currency related transactions	(376,834)
Written options	(2,782,670)

Net realized losses on investments	(56,644,282)
Net change in unrealized gains or losses on investments	(26,470,505)

Net realized and unrealized gains or losses on investments	(83,114,787)

Net decrease in net assets resulting from operations	$(51,387,151)

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2008 (unaudited)	Year Ended October 31, 2007 (a)

Operations
Net investment income	$31,727,636	$63,806,654
Net realized losses on investments	(56,644,282)	(13,909,390)
Net change in unrealized gains or losses on investments	(26,470,505)	36,397,240

Net increase (decrease) in net assets resulting from operations	(51,387,151)	86,294,504

Distributions to shareholders from
Net investment income	(48,844,844)	(48,750,042)

Capital share transactions
Net asset value of common shares issued under the Automatic
Dividend Reinvestment Plan	0	3,462,178
Net proceeds from issuance of common shares	0	929,069,000
Common share offering expenses charged to paid-in capital	0	(1,800,000)

Net increase in net assets resulting from capital share transactions	0	930,731,178

Total increase (decrease) in net assets	(100,231,995)	968,275,640
Net assets
Beginning of period	968,375,724	100,084

End of period	$868,143,729	$968,375,724

Undistributed (overdistributed) net investment income	$(1,763,193)	$15,354,015

(a)	For the period from March 28, 2007 (commencement of operations), to October 31, 2007.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Global Dividend Opportunity Fund (the “Fund”) was organized as a statutory trust under the laws of the state of Delaware on December 21, 2006 and is registered as a diversified closed-end management investment company under the Investment Company Act of 1940, as amended. The primary investment objective of the Fund is to seek a high level of current income. The Fund’s secondary objective is long-term growth of capital.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

d. Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

e. Options

The Fund may write covered put or call options. When a Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options, which expire unexercised, are recognized as realized gains from investments on the expiration date. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may also purchase call or put options. The premium is included in the Statement of Assets and Liabilities as an investment which is subsequently adjusted to the current market value of the option. Premiums paid for purchased options which expire are recognized as realized losses from investments on the expiration date. Premiums paid for purchased options which are exercised or closed are added to the amount paid or offset against the proceeds on the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

f. Short sales

The Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it must borrow the security sold short and deliver it to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. Any interest or dividends accrued on such borrowed securities during the period of the loan is recorded as an expense on the Statement of Operations. To borrow the security, the Fund may be required to pay a premium, which would decrease the proceeds of the security sold. Securities sold short are recorded at the price at which they were sold and marked to market daily. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the closing of a short sale if the market price at the closing is less than or greater than, respectively, the proceeds originally received. Until the short sale is closed or the borrowed security is replaced, the Fund maintains a segregated account of cash or liquid securities, the dollar value of which is at least equal to the market value of the security at the time of the short sale.

g. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

h. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

The Fund has adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) which prescribes a minimum threshold for finan-

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

cial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48.

i. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

3. ADVISORY FEE AND OTHER TRANSACTION SWITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee of 0.95% of the Fund’s average daily total assets. Total assets consist of the net assets of the Fund plus borrowings, reverse repurchase agreements, dollar rolls or the issuance of debt securities.

Crow Point Partners, LLC is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Effective January 1, 2008, EIMC replaced Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, as the administrator to the Fund upon the assignment of the Fund’s Administrative Services Agreement from EIS to EIMC. There were no changes to the services being provided or fees being paid by the Fund. The administrator provides the Fund with facilities, equipment and personnel and is paid an annual administrative fee of 0.05% of the Fund’s average daily total assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended April 30, 2008, the Fund paid brokerage commissions of $56,996 to Wachovia Securities, LLC.

4. CAPITAL SHARE TRANSACTIONS

The Fund has authorized an unlimited number of common shares with no par value. For the six months ended April 30, 2008 and the period from March 28, 2007 to October 31, 2007, the Fund issued 0 and 48,839,604 common shares, respectively.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $866,467,797 and $856,680,352, respectively, for the six months ended April 30, 2008.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

During the six months ended April 30, 2008, the Fund had written option activities as follows:

	Number of Contracts	Premiums Received

Options outstanding at October 31, 2007	29,665	$2,034,385
Options written	86,312	13,366,291
Options expired	(98,349)	(12,782,260)
Options closed	(3,346)	(544,288)

Options outstanding at April 30, 2008	14,282	$2,074,128

Open call options written at April 30, 2008 were as follows:

Expiration Date	Issuer/Index	Number of Contracts	Strike Price	Market Value	Premiums Received

05/15/2008	CAC 40 Index	509	5155 EUR	$93,938	$66,790
05/15/2008	DAX Index	738	7087 EUR	266,228	125,387
05/15/2008	Merril Lynch Internet HOLDRs Trust	6,943	61 USD	106,783	381,171
05/15/2008	Morgan Stanley Cyclical Index	400	1054 USD	6,800	139,200
05/15/2008	NASDAQ 100 Index	211	2011 USD	130,508	166,057
05/15/2008	Oil Service HOLDRs Trust	1,954	217 USD	75,138	472,868
05/15/2008	Philadelphia Semiconductor Index	1,057	398 USD	475,650	317,100
05/15/2008	Russell 2000 Index	550	764 USD	48,736	158,620
05/15/2008	S&P/MIB Index	298	35,220 EUR	81,340	82,579
05/15/2008	UKX Index	331	6335 GBP	80,479	102,388
05/15/2008	Visa, Inc.	1,291	85 USD	290,475	61,968

On April 30, 2008, the aggregate cost of securities for federal income tax purposes was $836,280,154. The gross unrealized appreciation and depreciation on securities based on tax cost was $68,735,331 and $59,205,277, respectively, with a net unrealized appreciation of $9,530,054.

As of October 31, 2007, the Fund had $10,672,947 in capital loss carryovers for federal income tax purposes expiring in 2015.

6. EXPENSE REDUCTIONS

Through expense offset arrangements with the Fund’s custodian, a portion of fund expenses has been reduced.

7. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

8. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry and, therefore, may be more affected by changes in that industry than would be a comparable mutual fund that is not heavily weighted in any industry.

9. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, Evergreen Service Company, LLC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and have paid approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

10. NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

11. SUBSEQUENT DISTRIBUTION

On May 16, 2008, the Fund declared distributions from net investment income of $0.50 per common share payable on July 1, 2008 to shareholders of record on June 16, 2008. This distribution is not reflected in the accompanying financial statements.

ADDITIONAL INFORMATION (unaudited)

The Annual Meeting of shareholders of the Fund was held on February 15, 2008. On December 14, 2007, the record date of the meeting, the Fund had $934,401,866 of net assets of which $883,720,281 (94.58%) of net assets were represented at the meeting.

The votes recorded at the meeting were as follows:

Proposal 1 — Election of Trustees:

	Net Assets Voted “For”	Net Assets Voted “Withheld”

K. Dun Gifford	$875,186,618	$8,533,663
Dr. Leroy Keith, Jr.	$875,011,750	$8,708,531
Patricia B. Norris	$875,533,578	$8,186,703
William W. Pettit	$875,355,306	$8,364,975
Michael S. Scofield	$875,341,016	$8,379,265
Richard J. Shima	$875,411,548	$8,308,733
Richard K. Wagoner	$875,340,251	$8,380,030

AUTOMATIC DIVIDEND REINVESTMENT PLAN (unaudited)

All common shareholders are eligible to participate in the Automatic Dividend Reinvestment Plan (“the Plan”). Pursuant to the Plan, unless a common shareholder is ineligible or elects otherwise, all cash dividends and capital gains distributions are automatically reinvested by Computershare Trust Company, N.A., as agent for shareholders in administering the Plan (“Plan Agent”), in additional common shares of the Fund. Whenever the Fund declares an ordinary income dividend or a capital gain dividend (collectively referred to as “dividends”) payable either in shares or in cash, nonparticipants in the Plan will receive cash, and participants in the Plan will receive the equivalent in shares of common shares. The shares are acquired by the Plan Agent for the participant’s account, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized common shares from the Fund (“newly issued common shares”) or (ii) by purchase of outstanding common shares on the open market (open market purchases) on the American Stock Exchange or elsewhere. If, on the payment date for any dividend or distribution, the net asset value per share of the common shares is equal to or less than the market price per common share plus estimated brokerage commissions (“market premium”), the Plan Agent will invest the amount of such dividend or distribution in newly issued shares on behalf of the participant. The number of newly issued common shares to be credited to the participant’s account will be determined by dividing the dollar amount of the dividend by the net asset value per share on the date the shares are issued, provided that the maximum discount from the then current market price per share on the date of issuance may not exceed 5%. If on the dividend payment date the net asset value per share is greater than the market value or market premium (“market discount”), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participant in open-market purchases. There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in shares or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open market purchases in connection with the reinvestment of dividends. The automatic reinvestment of dividends and distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends. All correspondence concerning the Plan should be directed to the Plan Agent at P.O. Box 43010, Providence, Rhode Island 02940-3010 or by calling 1-800-730-6001.

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TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Chairman of the Finance Committee, Member of the Executive Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 53 portfolios as of 12/31/2007)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel[1] Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None

Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer, Evergreen Investment Company, Inc.

Kasey Phillips[4] Treasurer DOB: 12/12/1970 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and Assistant General Counsel, Wachovia Corporation

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investments Co., Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

[1]

The Board of Trustees is classified into three classes of which one class is elected annually. Each Trustee, except Mses. Kosel and Norris, serves a three-year term concurrent with the class from which the Trustee is elected. Each Trustee, except Ms. Kosel, oversaw 94 Evergreen funds as of December 31, 2007. Ms Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

[2]	Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.
[3]	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
[4]	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

579631 rv2 06/2008

Item 2 - Code of Ethics

Not required for this filing.

Item 3 - Audit Committee Financial Expert

Not applicable at this time.

Items 4 – Principal Accountant Fees and Services

Not required for this filing.

Items 5 – Audit Committee of Listed Registrants

Not required for this filing.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not required for this filing.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not required for this filing.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

If applicable/not applicable at this time.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a)

The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)

There has been no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Global Dividend Opportunity Fund

By:

Dennis H. Ferro Principal Executive Officer

Date: June 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

Dennis H. Ferro Principal Executive Officer

Date: June 30, 2008

By:

Kasey Phillips Principal Financial Officer

Date: June 30, 2008